UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22253

Nuveen AMT-Free Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen AMT-Free Municipal Value Fund (NUW)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.2%

	MUNICIPAL BONDS – 101.2%

	Alaska – 0.4%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 625	4.625%, 6/01/23	10/16 at 100.00	Ba1	$ 635,006
350	5.000%, 6/01/46	10/16 at 100.00	B3	346,493
975	Total Alaska			981,499
	Arizona – 3.4%
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El	2/19 at 100.00	Baa1	4,595,800
	Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
3,045	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	3,920,833
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
7,045	Total Arizona			8,516,633
	California – 13.2%
1,730	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	1,120,781
	Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
1,480	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA– (6)	1,501,342
	5.250%, 11/15/46 (Pre-refunded 11/15/16)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A+	2,863,625
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 18.510%, 3/01/40 –	3/20 at 100.00	AA	797,380
	AGM Insured (IF) (4)
4,235	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	4,268,160
	Bonds, Series 2007A-1, 5.000%, 6/01/33
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	671,049
	2009A, 6.500%, 11/01/39
10,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	12,531,412
	AGC Insured (5)
1,030	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	593,136
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/35
12,955	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	6,743,466
	Election Series 2012G, 0.000%, 8/01/35 – AGM Insured
5,185	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,485,191
	Series 2015, 0.000%, 8/01/44
700	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	AA–	588,924
	Bonds, Series 2002A, 0.000%, 8/01/24 – FGIC Insured
40,965	Total California			33,164,466
	Colorado – 4.7%
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,599,122
	Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.000%, 1/01/21
5,885	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	AA–	3,431,073
	NPFG Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	AA–	2,164,658
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA (6)	4,724,960
	Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured
14,890	Total Colorado			11,919,813
	Florida – 9.9%
1,605	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	1,879,567
	5.000%, 11/15/45
535	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	631,632
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	10,704,220
	5.500%, 10/01/41 (UB) (4)
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (6)	2,759,900
2,000	5.625%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (6)	2,193,600
2,850	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2007A,	4/17 at 100.00	AA–	2,932,764
	5.000%, 4/01/21 – AMBAC Insured
660	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/26 at 100.00	A	715,361
	Inc., Series 2016B, 4.000%, 10/01/45
300	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	243,192
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (5)
865	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	524,891
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)
375	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	168,979
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)
525	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	5
	2007-3, 6.450%, 5/01/23 (7)
45	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	45,985
	ParcelSeries 2007-1. RMKT, 6.450%, 5/01/23 (7)
905	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	910,403
	2012A-1, 6.450%, 5/01/23
1,315	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	825,360
	2015-1, 0.000%, 5/01/40 (7)
805	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	428,381
	2015-2, 0.000%, 5/01/40 (7)
880	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	9
	2015-3, 6.610%, 5/01/40 (7)
25,665	Total Florida			24,964,249
	Georgia – 0.7%
430	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	491,137
	7.500%, 1/01/31
1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	1,232,820
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,430	Total Georgia			1,723,957
	Illinois – 9.6%
1,260	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/17 at 100.00	AA	1,283,171
	Series 2008B, 5.000%, 1/01/20 – AGM Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
470	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	AA–	235,404
3,000	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	1,237,110
200	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17 –	10/16 at 100.00	AA	200,738
	AGM Insured
5,035	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,815,929
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.125%,	5/19 at 100.00	A (6)	4,127,095
	11/15/37 (Pre-refunded 5/15/19)
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	Aaa	5,746,400
	Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18)
3,930	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	3,993,312
	Refunding Series 2007A, 5.250%, 5/01/34
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	750,761
	6.000%, 10/01/42
745	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	621,293
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/23 – NPFG Insured
300	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA– (6)	269,268
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/23 – NPFG Insured (ETM)
24,055	Total Illinois			24,280,481
	Indiana – 6.7%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	AA– (6)	5,780,600
	2009A, 6.750%, 3/01/39 (Pre-refunded 3/01/19)
3,600	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3 (6)	3,895,056
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 (Pre-refunded 5/01/18) – AGM Insured
1,770	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	1,812,392
	Indiana, Series 2007, 5.500%, 3/01/37
1,880	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (6)	1,933,900
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B, 6.000%,	1/19 at 100.00	A+ (6)	2,256,980
	1/01/39 (Pre-refunded 1/01/19)
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	1,255,005
	AMBAC Insured
15,750	Total Indiana			16,933,933
	Iowa – 1.8%
1,545	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	B+	1,608,051
	Project, Series 2013, 5.500%, 12/01/22
3,075	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	10/16 at 100.00	B+	3,075,215
	5.375%, 6/01/38
4,620	Total Iowa			4,683,266
	Kansas – 0.0%
5	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	3,820
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.5%
1,150	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky	1/26 at 100.00	A+	1,408,394
	International Airport, Series 2016, 5.000%, 1/01/29
	Louisiana – 6.5%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AA (6)	5,506,500
	6.125%, 6/01/25 (Pre-refunded 6/01/18) – AGC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
5,075	5.375%, 5/15/43	5/17 at 100.00	A–	5,235,573
200	5.500%, 5/15/47	5/17 at 100.00	A–	206,484
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
1,925	5.375%, 5/15/43 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (6)	1,999,844
75	5.500%, 5/15/47 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (6)	77,990
3,255	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB	3,329,572
	5.125%, 6/01/37
15,530	Total Louisiana			16,355,963
	Maine – 1.8%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	4,476,470
	Tender Option Bond Trust 2016-XL0014, 12.725%, 7/01/39 (IF) (4)
	Maryland – 0.2%
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
180	5.250%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	180,562
275	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	275,858
455	Total Maryland			456,420
	Massachusetts – 0.5%
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/19 at 100.00	AAA	1,382,570
	Trust 2015-XF2181. Formerly Tender Option Bond Trust 2989, 12.809%, 8/01/38 (IF)
	Michigan – 1.8%
50	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	10/16 at 100.00	AA–	50,175
	7/01/33 – NPFG Insured
3,100	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	10/16 at 100.00	AA	3,112,586
	5.000%, 7/01/32 – AGM Insured
2,085	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/26 –	10/16 at 61.33	AA	1,275,937
	AGM Insured
5,235	Total Michigan			4,438,698
	Missouri – 1.0%
2,515	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Senior	No Opt. Call	AAA	2,573,197
	Lien Series 2010C, 5.000%, 2/01/17
	Nevada – 4.0%
1,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	7/19 at 100.00	AAA	1,126,880
	5.250%, 7/01/34
5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (6)	6,518,198
	6/15/30 (Pre-refunded 6/15/19)
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	Aa1	2,427,860
	5.000%, 6/01/39
8,415	Total Nevada			10,072,938
	New Jersey – 5.5%
935	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	AA–	1,177,922
	2005N-1, 5.500%, 9/01/27 – FGIC Insured
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	1,106,350
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
1,250	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	A–	1,392,750
	5.500%, 12/15/19 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
2,135	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	2,516,012
3,000	7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	3,566,910
5,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	2,699,555
	Appreciation Series 2010A, 0.000%, 12/15/31
255	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	289,833
	5.250%, 6/15/41
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	1,010,820
	Series 2007-1A, 5.000%, 6/01/29
14,595	Total New Jersey			13,760,152
	New York – 3.7%
2,845	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	2,909,610
1,450	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	1,631,830
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
3,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	4,180,590
	Series 2007, 5.500%, 10/01/37
430	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	506,815
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
7,725	Total New York			9,228,845
	Ohio – 5.5%
5,000	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/19 at 100.00	AA (6)	5,641,750
	2009A, 5.750%, 2/15/39 (Pre-refunded 2/15/19) – AGC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,115	5.875%, 6/01/30	6/17 at 100.00	B–	2,115,212
5,910	6.500%, 6/01/47	6/17 at 100.00	B–	6,043,448
13,025	Total Ohio			13,800,410
	Oklahoma – 0.9%
2,150	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2007,	9/17 at 100.00	BBB	2,209,039
	5.125%, 9/01/37
	Rhode Island – 1.4%
3,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/19 at 100.00	BBB+	3,447,570
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
	South Carolina – 1.5%
5,435	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	3,921,407
	0.000%, 1/01/29 – AMBAC Insured
	Texas – 5.8%
1,855	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,158,682
	2013A, 5.500%, 4/01/53
915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/25 at 100.00	A1	1,092,336
	5.000%, 1/01/45
5,435	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (6)	5,832,788
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
195	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	213,691
	Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42
1,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,700,850
	2012, 5.000%, 12/15/32
2,000	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	2,045,760
	Series 2007, 5.000%, 2/01/23 (Pre-refunded 2/01/17)
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School
	Building Series 2010:
2,000	0.000%, 8/15/33	No Opt. Call	AAA	952,520
1,945	0.000%, 8/15/38	No Opt. Call	AAA	689,152
15,845	Total Texas			14,685,779
	Virgin Islands – 0.4%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB–	1,057,660
	Series 2009A, 6.750%, 10/01/37
	Virginia – 2.0%
1,400	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	1,157,394
	Appreciation Series 2012B, 0.000%, 7/15/40 (5)
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,545,960
2,000	Washington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Mountain	1/19 at 100.00	BBB+	2,280,520
	States Health Alliance, Series 2009C, 7.750%, 7/01/38
4,900	Total Virginia			4,983,874
	Washington – 1.3%
3,330	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	2,371,460
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/29 – NPFG Insured
855	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2015A, 5.000%, 5/01/17	No Opt. Call	AA	884,258
4,185	Total Washington			3,255,718
	West Virginia – 0.7%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,792,140
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 5.8%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	AA+	1,373,175
	Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,171,080
	Series 2012B, 5.000%, 2/15/27
1,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	N/R (6)	1,847,708
	Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	10,230,570
	6.000%, 5/01/36
12,855	Total Wisconsin			14,622,533
$ 259,250	Total Long-Term Investments (cost $212,369,373)			255,101,894
	Floating Rate Obligations – (2.8)%			(7,125,000)
	Other Assets Less Liabilities – 1.6%			4,025,456
	Net Assets – 100%			$ 252,002,350

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$255,101,894	$ —	$255,101,894

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $203,950,391.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$44,220,289
Depreciation	(193,786)
Net unrealized appreciation (depreciation) of investments	$44,026,503

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Value Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016